CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net (loss) income	$ (34,618,000)	$ (23,440,000)	$ (98,895,000)	$ (55,803,000)
Changes in operating assets and liabilities:
Prepaid income taxes			0	145,000
Net cash used in operating activities	(19,445,000)	(9,073,000)	(59,771,000)	(26,925,000)
Cash Flows from Investing Activities:
Net cash provided by investing activities	(2,090,000)	(4,498,000)	(12,296,000)	(1,146,000)
Cash Flows from Financing Activities:
Redemption of common stock			(1)	(1)
Net cash used in financing activities	21,658,000	17,154,000	68,173,000	27,595,000
Mudrick Capital Acquisition Corporation [Member]
Cash Flows from Operating Activities:
Net (loss) income	(2,590,879)	743,340	2,610,824	1,679,963
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(659,150)	(1,152,202)	(4,379,894)	(2,836,691)
Changes in operating assets and liabilities:
Prepaid income taxes	95,275	0	(95,275)	0
Prepaid expenses	(50,409)	(28,543)	48,329	(52,295)
Accounts payable and accrued expenses	2,336,484	(131,785)	133,227	200,859
Income taxes payable	32,732	252,611	(555,449)	555,449
Net cash used in operating activities	(835,947)	(316,579)	(2,238,238)	(452,715)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise taxes	40,050	200,300
Cash withdrawn from Trust Account for redemption of common stock	144,218,760	0
Cash withdrawn from Trust Account to pay franchise taxes			1,910,828	0
Net cash provided by investing activities	144,258,810	200,300	1,910,828	(210,080,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting fees paid			0	203,840,000
Proceeds from convertible promissory note - related party	600,000	0
Redemption of common stock	(144,218,760)	0
Proceeds from sale of Private Placement Warrants			0	7,740,000
Repayment of promissory note - related party			0	(242,331)
Payment of offering costs			0	(293,953)
Net cash used in financing activities	(143,618,760)	0	0	211,043,716
Net Change in Cash	(195,897)	(116,279)	(327,410)	511,001
Cash - Beginning of period	208,536	535,946	535,946	24,945
Cash - End of period	12,639	419,667	208,536	535,946
Non-Cash investing and financing activities:
Change in value of common stock subject to possible redemption	$ (2,590,882)	$ 743,339	$ 2,610,831	$ 1,680,547